Northern Lights Fund Trust

Toews Hedged Core W Fund

Toews Hedged Core Frontier Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core L Fund

Toews Hedged Core S Fund

Toews Hedged Growth Allocation Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha

Incorporated herein by reference is the definitive version of the supplement for Toews Hedged Core W Fund, Toews Hedged Core Frontier Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 12, 2016 (SEC Accession No. 0001580642-16-010985).